INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS AMORTIZATION EXPENSE

	March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$4,250,000	$-	$4,250,000
Patents in process	122,745	-	122,745
DuraGraft patent	5,256,000	(1,078,153)	4,177,847
DuraGraft - Distributor relationship	308,000	(82,133)	225,867
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000
My Health Logic - Trade name	450,000	(40,983)	409,017
My Health Logic - Biotechnology	4,600,000	(345,000)	4,255,000
My Health Logic - Software	1,550,000	(131,749)	1,418,251
Total intangibles	$29,142,745	$(1,678,018)	$27,464,727

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$(24,350,000)	$4,250,000
Patents in process	122,745	-	-	122,745
DuraGraft patent	5,256,000	(977,076)	-	4,278,924
DuraGraft - Distributor relationship	308,000	(74,433)	-	233,567
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	-	12,606,000
My Health Logic - Trade name	450,000	(32,947)	-	417,053
My Health Logic - Biotechnology	4,600,000	(277,353)	-	4,322,647
My Health Logic - Software	1,550,000	(105,916)	-	1,444,084
Total intangibles	$53,492,745	$(1,467,725)	$(24,350,000)	$27,675,020

		December 31, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$(24,350,000)	$4,250,000	$28,600,000	$-	$28,600,000
Patents in process	122,745	-	-	122,745	122,745	-	122,745
DuraGraft patent	5,256,000	(977,076)	-	4,278,924	5,256,000	(572,768)	4,683,232
DuraGraft - Distributor relationship	308,000	(74,433)	-	233,567	308,000	(43,633)	264,367
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	-	12,606,000	12,606,000	-	12,606,000
My Health Logic - Trade name	450,000	(32,947)	-	417,053	450,000	(804)	449,196
My Health Logic - Biotechnology	4,600,000	(277,353)	-	4,322,647	4,600,000	(6,765)	4,593,235
My Health Logic - Software	1,550,000	(105,916)	-	1,444,084	1,550,000	(2,583)	1,547,417
Total intangibles	$53,492,745	$(1,467,725)	$(24,350,000)	$27,675,020	$53,492,745	$(626,553)	$52,866,192

SCHEDULE OF GOODWILL
Goodwill	DuraGraft	My Health Logic	Total
Balance, December 31, 2022 and March 31, 2023	$5,416,000	$1,774,656	$7,190,656

Goodwill	DuraGraft	My Health Logic	Total
Balance, December 31, 2021	$5,416,000	$1,774,656	$7,190,656
Additions on acquisitions	-	-	-
Impairment	-	-	-
Balance, December 31, 2022	$5,416,000	$1,774,656	$7,190,656

SCHEDULE OF INTANGIBLE ASSETS

The following changes to the Company’s intangible assets had taken place in the periods indicated:

Balance, December 31, 2021	$52,866,192
Impairment	(24,350,000)
Amortization expense	(841,172)
Balance, December 31, 2022	$27,675,020
Amortization expense	(210,293)
Balance, March 31, 2023	$27,464,727

The following changes to the Company’s intangible assets had taken place in the periods indicated:

Balance, December 31, 2020	$42,278,211
Acquired in Somahlution Transaction	4,022,271
Acquired in MHL Transaction	6,600,000
Additions	2,775
Amortization expense	(37,065)
Balance, December 31, 2021	52,866,192
Impairment	(24,350,000)
Amortization expense	(841,172)
Balance, December 31, 2022	$27,675,020